Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation charge for right-of-use assets	¥ 43,127	[1]	$ 6,664	[1]	¥ 40,958
Interest expenses on lease liabilities	2,198		340		2,918
Expenses relating to short-term leases (included in selling, general and administrative costs and research and development cost)	14,313		2,212		14,341
Total amount recognized in profit or loss	¥ 59,638		$ 9,216		¥ 58,217

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million (less than US$ 0.1 million) has been offset against the depreciation of right-of-use assets.